SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cumulative Effect of Changes in Financial Statement (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Non-current convertible notes, net							$ 5,268,399	$ 8,076,847
Additional paid in capital	466,294,127				466,294,127		452,135,653	424,948,698
Accumulated deficit	(469,078,672)				(469,078,672)		(447,537,493)	(427,782,788)
Net Loss	(3,913,472)	$ (6,083,352)	$ (2,312,785)	$ (4,297,249)	(9,996,824)	$ (6,610,034)	$ (19,754,705)	$ (6,000,003)
Net Loss attributable to common shareholders	$ (15,567,458)				$ (21,650,810)
Earnings Per Share (Basic)	$ (0.33)		$ (0.08)		$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)
Earnings Per Share (Diluted)	$ (0.33)		$ (0.08)		$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)
Accounting Standards Update 2020-06 [Member]
Non-current convertible notes, net							$ 8,954,642
Additional paid in capital							448,339,779
Accumulated deficit							(447,427,862)
Net Loss	$ (3,913,472)				$ (9,996,824)
Net Loss attributable to common shareholders	$ (15,567,458)				$ (21,650,810)
Earnings Per Share (Basic)	$ (0.33)				$ (0.53)
Earnings Per Share (Diluted)	$ (0.33)				$ (0.53)
Accounting Standards Update 2020-06 [Member] | Pre Accounting Standard Update 202006 [Member]
Net Loss	$ (6,687,795)				$ (14,971,111)
Net Loss attributable to common shareholders	$ (18,341,781)				$ (26,625,097)
Earnings Per Share (Basic)	$ (0.39)				$ (0.65)
Earnings Per Share (Diluted)	$ (0.39)				$ (0.65)
Accounting Standards Update 2020-06 [Member] | Scenario, Adjustment [Member]
Net Loss	$ 2,774,323				$ 4,974,287
Net Loss attributable to common shareholders	$ 2,774,323				$ 4,974,287
Earnings Per Share (Basic)	$ (0.06)				$ (0.12)
Earnings Per Share (Diluted)	$ (0.06)				$ (0.12)
Previously Reported [Member]
Non-current convertible notes, net							5,268,399
Additional paid in capital							452,135,653
Accumulated deficit							(447,537,493)
Revision of Prior Period, Adjustment [Member] | Accounting Standards Update 2020-06 [Member]
Non-current convertible notes, net							3,686,243
Additional paid in capital							(3,795,874)
Accumulated deficit							$ 109,631